Assets Held for Sale and Associated Liabilities - Summary of the Main Assets Held For Sale and Associated Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment	$ 18,736	$ 17,712	$ 17,510
Assets	29,391	25,035	25,912
Liabilities	17,521	$ 15,984	$ 15,360
Assets and liabilities classified as held for sale [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	1,537
Liabilities	2,136
Assets and liabilities classified as held for sale [member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	1,506
Liabilities	2,118
Assets and liabilities classified as held for sale [member] | Downstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	31
Liabilities	18
Assets and liabilities classified as held for sale [member] | Hydrocarbon Wells Abandonment Obligations - Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision	2,051
Assets and liabilities classified as held for sale [member] | Hydrocarbon Wells Abandonment Obligations - Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision	2,051
Assets and liabilities classified as held for sale [member] | Environmental Liabilities - Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision	53
Assets and liabilities classified as held for sale [member] | Environmental Liabilities - Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision	53
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Liabilities	14
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Liabilities	14
Assets and liabilities classified as held for sale [member] | YPF Brazil [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	21
Liabilities	18
Assets and liabilities classified as held for sale [member] | YPF Brazil [Member] | Downstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	21
Liabilities	18
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment	1,506
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment	1,506
Assets and liabilities classified as held for sale [member] | Gas Stations [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment	10
Assets and liabilities classified as held for sale [member] | Gas Stations [member] | Downstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment	$ 10